Interim Condensed Consolidated Statements of Income (unaudited) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Interest and dividend income (Note 3)
Loans	$ 14,433	$ 11,219	$ 39,635	$ 31,600
Securities	4,482	3,751	13,230	9,932
Assets purchased under reverse repurchase agreements and securities borrowed	6,632	6,063	20,864	15,736
Deposits and other	1,543	1,801	4,724	5,221
Interest and dividend income	27,090	22,834	78,453	62,489
Interest expense (Note 3)
Deposits and other	12,432	9,775	35,225	26,203
Other liabilities	7,124	6,599	22,364	17,218
Subordinated debentures	207	174	582	481
Interest expense	19,763	16,548	58,171	43,902
Net interest income	7,327	6,286	20,282	18,587
Non-interest income
Insurance service result (Note 8)	214	149	604	566
Insurance investment result (Note 8)	28	151	228	92
Trading revenue	507	485	1,944	1,984
Investment management and custodial fees	2,382	2,099	6,824	6,238
Mutual fund revenue	1,151	1,034	3,248	3,049
Securities brokerage commissions	413	362	1,232	1,100
Service charges	587	529	1,698	1,551
Underwriting and other advisory fees	676	472	2,016	1,442
Foreign exchange revenue, other than trading	292	289	841	1,044
Card service revenue	324	334	941	938
Credit fees	405	342	1,234	1,078
Net gains on investment securities	28	27	157	191
Income (loss) from joint ventures and associates	(57)	(37)	(27)	4
Other	354	455	1,048	915
Non-interest income	7,304	6,691	21,988	20,192
Total revenue	14,631	12,977	42,270	38,779
Provision for credit losses (Notes 4 and 5)	659	616	2,392	1,748
Non-interest expense
Human resources (Note 9)	5,406	4,764	15,660	14,187
Equipment	629	611	1,863	1,769
Occupancy	443	409	1,291	1,218
Communications	342	321	1,021	917
Professional fees	547	591	1,868	1,479
Amortization of other intangibles	426	369	1,151	1,114
Other	806	700	2,377	2,070
Non-interest expense	8,599	7,765	25,231	22,754
Income before income taxes	5,373	4,596	14,647	14,277
Income taxes	887	736	2,629	3,604
Net income	4,486	3,860	12,018	10,673
Net income attributable to:
Shareholders	4,483	3,858	12,011	10,668
Non-controlling interests	3	2	7	5
Net income	$ 4,486	$ 3,860	$ 12,018	$ 10,673
Basic earnings per share (in dollars) (Note 12)	$ 3.09	$ 2.73	$ 8.35	$ 7.56
Diluted earnings per share (in dollars) (Note 12)	3.09	2.73	8.34	7.55
Dividends per common share (in dollars)	$ 1.42	$ 1.35	$ 4.18	$ 3.99